Supplement to the
Fidelity® Aggressive Growth Fund
January 29, 2008
Prospectus

Effective January 29, 2009, Fidelity Aggressive Growth Fund will be renamed Fidelity Growth Strategies Fund.

Fidelity Aggressive Growth Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

FEG-08-03 December 1, 2008
1.708161.118

Supplement to the
Fidelity® Aggressive Growth Fund - Class K
May 4, 2008
Prospectus

Effective January 29, 2009, Fidelity Aggressive Growth Fund will be renamed Fidelity Growth Strategies Fund.

FEG-K-08-02 December 1, 2008
1.885715.101